S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Sep. 27, 2025
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
Compensation of the Sponsor and its affiliates in connection with the Business Combination:
The Sponsor will receive at the Effective Time (i) 10,107,246 shares of Domesticated GigCapital7 Common Stock (the “
Founders Shares
”) by virtue of the Merger and pursuant to the Sponsor Share Conversion, which shares it acquired for an aggregate purchase price of $100,000 and (ii) 3,719,000 Domesticated GigCapital7 Warrants upon the conversion of
3,719,000
GigCapital7 Warrants pursuant to the Domestication, which it acquired in a private placement consummated simultaneously with the IPO at a price of $0.01561 per warrant, for an aggregate purchase price of $58,060 (each, a “
Private Placement Warrant
”).
The securities issued to the Sponsor may result in a material dilution
of the equity interests of non-redeeming holders of the GigCapital7 Ordinary Shares sold in the IPO (“
Public Shareholders
”). See “
Dilution
”, “
The Business Combination Proposal—Interests of Certain GigCapital7
Persons in the Business Combination” and “Information About GigCapital7
—Executive and Director Compensation
”.
The Sponsor is controlled by Dr. Avi S. Katz, GigCapital7’s Chairman and Chief Executive Officer, and Dr. Raluca Dinu, a member of the board of directors of GigCapital7 who share voting and investment discretion with respect to the Founder Shares and the Private Placement Warrants held by the Sponsor. Dr. Katz and Dr. Dinu have an economic interest in 10,107,246 GigCapital7 Ordinary Shares, representing 100% of the Founder Shares held by the Sponsor. Dr. Katz and Dr. Dinu further have an economic interest in 3,719,000 GigCapital7 Warrants, representing 100% of the Private Placement Warrants held by the Sponsor. Dr. Katz and Dr. Dinu paid an aggregate of $158,060 for their economic interests in Founder Shares and Private Placement Warrants that will be converted in connection with the Business Combination into 10,107,246 shares of Domesticated GigCapital7 Common Stock and 3,719,000 Domesticated GigCapital7 Warrants assuming no redemptions. No other director or officer of GigCapital7 has economic interests in the Founder Shares or Private Placement Warrants held by the Sponsor.
Dr. Avi Katz and Dr. Raluca Dinu have also been offered seats on the Board of Directors of Domesticated GigCapital7 (the “
Domesticated GigCapital7 Board
”) following the Closing. All members of the Domesticated GigCapital7 Board and all executive officers of Domesticated GigCapital7 will be eligible for awards under the New Equity Incentive Plan (as defined in the accompanying proxy statement/prospectus) and, thus, have a personal interest in the approval of the New Equity Incentive Plan. Nevertheless, the GigCapital7 Board believes that it is important to provide incentives and rewards for superior performance and the retention of executive officers and experienced directors, among others, by adopting the New Equity Incentive Plan.
The Sponsor and GigCapital7’s officers and directors will also be reimbursed for out-of-pocket
expenses related to identifying, investigating and consummating an initial business combination, and repayment of any other loans, if any, and on such terms as to be determined by GigCapital7 from time to time, made by Sponsor or certain of GigCapital7’s officers and directors to finance transaction costs in connection with an intended initial business combination. As of [●], a date most reasonably practicable for providing the following information, an aggregate of approximately $[●] of reimbursable out-of-pocket
expenses were outstanding. In addition,
GigCapital7 has agreed to pay $30,000 a month for office space, administrative services and secretarial support to an affiliate of the Founder, GigManagement, LLC. Services commenced on August 28, 2024, the date that GigCapital7’s securities were first listed on Nasdaq, and will terminate upon the earlier of the consummation by GigCapital7 of an initial business combination or the liquidation of GigCapital7.
In order to finance transaction costs in connection with an initial business combination, the Sponsor or an affiliate of the Sponsor, or certain of GigCapital7’s officers and directors may, but are not obligated to, loan GigCapital7 funds as may be needed for working capital purposes (the “
Working Capital Loans
”). Under the Business Combination Agreement, GigCapital7 is permitted to borrow Working Capital Loans. If GigCapital7 completes an initial business combination, GigCapital7 would repay the Working Capital Loans out of the proceeds of the Trust Account released to GigCapital7. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that an initial business combination does not close, GigCapital7 may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay such Working Capital Loans. If such funds are insufficient to repay the Working Capital Loans, the unpaid amounts would be forgiven. The Working Capital Loans are to be repaid upon consummation of an initial business combination, without interest. The Sponsor or an affiliate of the Sponsor, or certain of GigCapital7’s officers and directors may convert any Working Capital Loans made to GigCapital7 into up to an additional 1,500,000 warrants, which would be identical to the Private Placement Warrants, at the price of $1.00 per warrant. As of the date of this proxy statement/prospectus, no Working Capital Loans are outstanding. Additionally, GigCapital7’s officers and directors will be entitled to continued indemnification and the continuation of directors’ and officer’s liability insurance policy for a period of six (6) years after the Business Combination.
GigCapital7’s independent directors are not stockholders of the Sponsor. However, these individuals will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on our behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. The reimbursement of expenses and advances and the securities issued to the Sponsor, Dr. Katz and Dr. Dinu may result in a material dilution of the equity interests of non-redeeming Public Shareholders. See “
Dilution”, “The Business Combination Proposal—Interests of Certain GigCapital7 Persons in the Business Combination” and “Information About GigCapital7—Executive and Director Compensation
”.

De-SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]
GigCapital7’s independent directors are not stockholders of the Sponsor. However, these individuals will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on our behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. The reimbursement of expenses and advances and the securities issued to the Sponsor, Dr. Katz and Dr. Dinu may result in a material dilution of the equity interests of non-redeeming Public Shareholders. See “
Dilution”, “The Business Combination Proposal—Interests of Certain GigCapital7 Persons in the Business Combination” and “Information About GigCapital7—Executive and Director Compensation
”.